BRIDGE LOANS LIABILITIES (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands								1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 16, 2024 USD ($) shares	Sep. 04, 2024 USD ($)	Aug. 30, 2024	Aug. 24, 2024	Jun. 27, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 15, 2025 shares	Sep. 11, 2024 shares	Jul. 15, 2024 shares	Jul. 10, 2024 shares	Jun. 30, 2024 shares	Jun. 21, 2024 shares	Apr. 24, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares	Mar. 07, 2023 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Borrowings maturity			June 30, 2025	maturity date to February 24, 2025
Bridge loans | $							$ 1,739					$ 728	$ 1,739
Exercise price of share					$ 4.7025
Percentage of voting equity interests acquired																								2.00%
Aggregate amount of convertible instruments issued	$ 23	$ 1,300			$ 119				$ 569	$ 828
Number of shares issued | shares	793						579						579				1,818						1,000,000
Warrants fair value | $													$ 1,023
Warrant per share					$ 0.165		$ 0.25						$ 0.25
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					900,000																		24,568,773
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					11,699,000							472,000		33,155,000	55,789	44,800,000		1,494	117		1,251	234	160,227
Three valuation models [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate												4.27%	3.91%
Volatility rate												53.94%	73.74%
Excepted terms												3 years 2 months 4 days	4 years 2 months 4 days
Top of range [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares														1,163,000		597,000
Investor [member]
IfrsStatementLineItems [Line Items]
Exercise price of share						$ 0.05
Number of shares issued | shares															55,789					1,275
Investor [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares												290,000
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Interest rate											10.00%
Fair value of bonus warrants | $
Risk-free interest rate													4.13%
Volatility rate													70.39%
Excepted terms													3 years
Aggregate amount of convertible instruments issued | $							750	$ 1,350
Redeemable warrants | $							$ 1,450	$ 1,000					$ 1,450
Number of shares issued | shares							1,886,000	408,000					1,886,000
Share purchase price							$ 2,501
Volatility rate													0.00%
Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares												0.32
Exercise price of share												$ 541
Bridge loan agreements [member] | Redeemable warrants type 1 [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity												five years
Warrants to purchase shares | shares												0.13
Exercise price of share												$ 235.125
Weighted average share price, share options granted												$ 541
Percentage of voting equity interests acquired												50.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $												$ 34	$ 72
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share												$ 235.125
Percentage of voting equity interests acquired												25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share												$ 235.125
Percentage of voting equity interests acquired												25.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity												five years
Warrants to purchase shares | shares												0.53
Weighted average share price, share options granted												$ 541
Description of approach used to determine discount rates												Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $												$ 140	$ 421
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share												$ 235.125
Percentage of voting equity interests acquired												50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share												$ 235.125
Percentage of voting equity interests acquired												50.00%
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity											two years
Bridge loan agreements [member] | Eleven lenders [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants | $											$ 3,860